SCHEDULE OF OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Other current assets	$ 74	$ 26	$ 40
Government Institutions [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Other current assets		25	38
Other Receivable [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Other current assets		$ 1	$ 2